FINANCIAL INSTRUMENTS (Details 8) - HKD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Performing [Member]
IfrsStatementLineItems [Line Items]
At March 31, 2024 and April, 2024
Increase in loss allowance
At March 31, 2025
Non Performing [Member]
IfrsStatementLineItems [Line Items]
At March 31, 2024 and April, 2024	28,698	27,835	9,157
Increase in loss allowance	330	863	18,678
Write-offs	(4,844)
At March 31, 2025	24,184	28,698	27,835
Total [Member]
IfrsStatementLineItems [Line Items]
At March 31, 2024 and April, 2024	28,698	27,835	9,157
Increase in loss allowance	330	863	18,678
Write-offs	(4,844)
At March 31, 2025	$ 24,184	$ 28,698	$ 27,835